Income taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning balance	$ 281.9	$ 5.6
Charged to income tax expense	23.0	154.6
Charged to additional paid-in capital	0.0	5.4
Valuation allowance charged to discontinued operations	2.8	(5.1)
Charged (reduction) to OCI	10.4	(17.8)
Tax impact on outside basis difference in renewable assets	0.0	140.2
Reductions to other accounts	0.6	(1.0)
Ending balance	$ 318.7	$ 281.9